United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

811-02993

(Investment Company Act File Number)

Edward Jones Money Market Fund

(Exact Name of Registrant as Specified in Charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Address of Principal Executive Offices)

(314) 515-5242

(Registrant’s Telephone Number)

Helge K. Lee

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/18

Date of Reporting Period: 02/28/18

Item 1.	Reports to Stockholders

Money Market Fund

Annual Shareholder Report

February 28, 2018

INVESTMENT SHARES (TICKER JNSXX)

RETIREMENT SHARES (TICKER JRSXX)

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Dear Shareholder,

It is our pleasure to provide you with the Edward Jones Money Market Fund annual report for the fiscal year ended February 28, 2018. In this report you will find performance information, portfolio holdings, financial statements and other important information.

During the past twelve months stock markets soared around the world. Global economic growth improved, investor confidence strengthened and interest rates generally remained low, helping keep markets generally calm despite ongoing worries that political uncertainty or unexpected events would trigger disruptions.

This expansion’s longevity puts it in the running to become the longest since 1924. We think the pace of economic growth should be about 2.5% in 2018, slightly faster than the 2.1% average during this expansion. Tax cuts, increasing business investment, still-low interest rates and improving global growth are some of the key reasons for better economic growth.

Economic indicators are continuing to show positive signs. Manufacturing, housing and vehicle sales are strong, showing the more cyclical parts of the economy are growing solidly. Still-low inflation and interest rates allow the U.S. Federal Reserve (“Fed”) to continue to be patient, keeping monetary policy expansionary. Additionally, the synchronized improvement in global growth also has had a positive impact on U.S. growth prospects.

If economic growth improves slightly as expected and consumer price inflation stays around 2%, the Fed plans to continue raising short-term interest rates at a slow and cautious pace, as well as shrinking its bond holdings. The rising federal budget deficit means additional debt will be issued. However, still-low inflation and low interest rates abroad are likely to dampen increases in long-term interest rates, leading us to expect that both short- and long-term interest rates will rise modestly in 2018.

We think the conditions keeping inflation low are still present. Although faster wage growth could push inflation slightly higher in 2018, rapidly accelerating inflation is unlikely, even with the impacts of tax cuts and higher energy prices. Core consumer inflation, which excludes volatile food and energy prices, has been under 2% and has been a good indicator of future inflation. Fierce competition also continues to restrain price increases. However, a key risk to our outlook is the possibility of sharply higher inflation because it would push long-term rates higher and prompt the Fed to hike short-term rates more quickly.

For additional information about the Fund, visit www.edwardjones.com/moneymarket.

We look forward to playing an important role in helping you pursue your financial goals.

Ryan T. Robson

President, Edward Jones Money Market Fund

Principal, Investment Advisory, Edward Jones

Annual Shareholder Report

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective: The Edward Jones Money Market Fund (the “Fund”) is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund’s investment objective is stability of principal and current income consistent with stability of principal.

Investment Strategy: The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a “government money market fund,” the Fund is required to invest at least 99.5% of its total assets in cash, U.S. government securities, repurchase agreements that are collateralized by cash or U.S. government securities and/or shares of other “government money market funds.”

Investment Commentary: For the fiscal year ended February 28, 2018, there was a shift in the market environment for short-term fixed income securities, which benefited money market investors. The most significant influence was the Fed’s continued shift away from several crisis era policies and programs. After maintaining a zero interest rate policy for an extended period, the Fed has now increased its target for the Federal Funds effective rate numerous times, including three increases over the past twelve months. The Fed has commented that stable economic growth, low unemployment and benign inflation have contributed to the Fed’s ability to take a measured approach in raising rates. In October 2017, the Fed began the unwinding of assets acquired during their quantitative easing program implemented during the financial crisis, a process referred to as “balance sheet normalization.” This is done by allowing the Fed’s holding of U.S. Treasury and mortgage-backed securities to mature and roll off the balance sheet each quarter. Ultimately, these factors led to generally higher short-term rates.

Given the market environment, the Fund saw its yield increase over the reporting period. The Fund is currently positioned with meaningful allocations in U.S. government agency floating rate securities and repurchase agreements. These types of securities are typically very sensitive to changes in short-term interest rates, and resulted in higher yielding securities within the Fund’s investable universe. Over the period, the weighted average maturity of the portfolio was generally reduced. This positioning reflected an expectation of rising short-term rates and was implemented to manage the overall interest rate risk of the portfolio.

Portfolio Characteristics:

Portfolio Composition by Effective Maturity[1]	Percentage of Total Net Assets
1 - 7 Days	58.3%
8 - 30 Days	22.3
31 - 90 Days	9.1
91 - 180 Days	5.5
181 Days or more	4.0
Other Assets and Liabilities—Net[2]	0.8
TOTAL	100.0%

Portfolio Composition by Security Type[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	40.6%
U.S. Treasury Securities	3.7
Repurchase Agreements	54.9
Other Assets and Liabilities—Net[2]	0.8
TOTAL	100.0%

Annual Shareholder Report

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Statistics
Weighted Average Maturity[4]	27 Days
Weighted Average Life[5]	103 Days

[1]	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the 1940 Act, which regulates money market funds.

[2]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.

[4]	Money market funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[5]	Money market funds must maintain a dollar-weighted average life to maturity of no longer than 120 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Annual Shareholder Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment adviser fees, distribution (12b-1) fees, shareholder service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example For Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2017	Ending Account Value 2/28/2018	Annualized Expense Ratio	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000.00	$1,002.50	0.70%	$3.48
Retirement Shares	$1,000.00	$1,002.40	0.72%	$3.57
Hypothetical:
Investment Shares	$1,000.00	$1,021.32	0.70%	$3.51
Retirement Shares	$1,000.00	$1,021.22	0.72%	$3.61

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

Annual Shareholder Report

Portfolio of Investments

February 28, 2018

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES—40.6%
Federal Farm Credit System Discount Notes, 1.110% - 1.620%, 3/9/2018 - 10/24/2018[1]	$688,250,000	$685,263,094
Federal Farm Credit System Floating Rate Notes, 1.418% (3-month USLIBOR -0.170%), 3/15/2018[2]	25,000,000	24,994,674
Federal Farm Credit System Floating Rate Notes, 1.464% (1-month USLIBOR -0.130%), 3/20/2018[2]	50,000,000	50,000,000
Federal Farm Credit System Floating Rate Notes, 1.484% (1-month USLIBOR -0.095%), 3/4/2018[2]	25,000,000	24,999,479
Federal Farm Credit System Floating Rate Notes, 1.486% (1-month USLIBOR -0.135%), 3/25/2018[2]	39,750,000	39,750,000
Federal Farm Credit System Floating Rate Notes, 1.490% - 1.503% (1-month USLIBOR -0.085%), 3/1/2018 - 3/15/2018[2]	131,250,000	131,246,873
Federal Farm Credit System Floating Rate Notes, 1.503% - 1.551% (1-month USLIBOR -0.080%), 3/13/2018 - 3/27/2018[2]	115,000,000	114,984,283
Federal Farm Credit System Floating Rate Notes, 1.508% (1-month USLIBOR -0.140%), 3/30/2018[2]	25,000,000	25,000,000
Federal Farm Credit System Floating Rate Notes, 1.516% - 1.583% (1-month USLIBOR -0.065%), 3/12/2018 - 3/29/2018[2]	87,750,000	87,747,158
Federal Farm Credit System Floating Rate Notes, 1.519% - 1.528% (1-month USLIBOR -0.060%), 3/4/2018 - 3/16/2018[2]	140,000,000	139,997,013
Federal Farm Credit System Floating Rate Notes, 1.539% (1-month USLIBOR -0.041%), 3/6/2018[2]	40,000,000	40,000,000
Federal Farm Credit System Floating Rate Notes, 1.543% (1-month USLIBOR -0.040%), 3/13/2018[2]	100,000,000	99,997,924
Federal Farm Credit System Floating Rate Notes, 1.545% - 1.553% (1-month USLIBOR -0.043%), 3/15/2018 - 3/21/2018[2]	68,750,000	68,749,100
Federal Farm Credit System Floating Rate Notes, 1.546% (1-month USLIBOR -0.075%), 3/26/2018[2]	75,000,000	75,000,000
Federal Farm Credit System Floating Rate Notes, 1.551% (1-month USLIBOR -0.045%), 3/21/2018[2]	50,000,000	49,999,115
Federal Farm Credit System Floating Rate Notes, 1.576% (1-month USLIBOR -0.055%), 3/27/2018[2]	44,000,000	43,996,498
Federal Farm Credit System Floating Rate Notes, 1.594% (3-month USLIBOR -0.150%), 4/23/2018[2]	25,000,000	25,000,000
Federal Farm Credit System Floating Rate Notes, 1.645% (1-month USLIBOR +0.055%), 3/19/2018[2]	22,000,000	21,999,535
Federal Farm Credit System Floating Rate Notes, 1.655% (1-month USLIBOR +0.059%), 3/21/2018[2]	145,000,000	145,000,000
Federal Farm Credit System Floating Rate Notes, 1.661% (1-month USLIBOR +0.065%), 3/22/2018[2]	21,000,000	21,019,893
Federal Farm Credit System, 1.250%, 8/10/2018 - 9/5/2018	38,000,000	37,997,300
Federal Home Loan Bank System Discount Notes, 1.145% - 1.844%, 3/6/2018 - 1/2/2019[1]	1,524,750,000	1,518,546,247
Federal Home Loan Bank System Floating Rate Notes, 1.389% - 1.824% (3-month USLIBOR -0.160%), 3/12/2018 - 5/31/2018[2]	271,000,000	270,979,197
Federal Home Loan Bank System Floating Rate Notes, 1.395% (1-month USLIBOR -0.185%), 3/2/2018[2]	50,000,000	50,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.405% - 1.410% (1-month USLIBOR -0.170%), 3/1/2018[2]	200,000,000	200,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2018 (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES—(continued)
Federal Home Loan Bank System Floating Rate Notes, 1.419% - 1.428% (1-month USLIBOR -0.160%), 3/8/2018 - 3/16/2018[2]	$125,000,000	$125,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.436% (3-month USLIBOR -0.250%), 3/28/2018[2]	100,000,000	100,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.436% - 1.476% (1-month USLIBOR -0.145%), 3/12/2018 - 3/25/2018[2]	220,000,000	220,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.438% - 1.453% (1-month USLIBOR -0.150%), 3/16/2018 - 3/23/2018[2]	499,000,000	499,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.440% - 1.448% (1-month USLIBOR -0.140%), 3/6/2018 - 3/16/2018[2]	195,000,000	195,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.448% (1-month USLIBOR -0.143%), 3/18/2018[2]	100,000,000	100,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.449% - 1.491% (1-month USLIBOR -0.130%), 3/8/2018 - 3/25/2018[2]	302,000,000	302,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.453% (1-month USLIBOR -0.135%), 3/15/2018[2]	30,000,000	30,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.456% - 1.496% (1-month USLIBOR -0.125%), 3/12/2018 - 3/25/2018[2]	343,000,000	342,997,273
Federal Home Loan Bank System Floating Rate Notes, 1.468% - 1.470% (1-month USLIBOR -0.120%), 3/16/2018 - 3/17/2018[2]	350,000,000	350,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.473% - 1.485% (3-month USLIBOR -0.140%), 3/19/2018 - 3/20/2018[2]	88,000,000	88,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.481% (1-month USLIBOR -0.115%), 3/22/2018[2]	225,000,000	225,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.486% (1-month USLIBOR -0.110%), 3/22/2018[2]	50,000,000	50,002,956
Federal Home Loan Bank System Floating Rate Notes, 1.489% (1-month USLIBOR -0.090%), 3/9/2018[2]	50,000,000	50,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.494% - 1.563% (3-month USLIBOR -0.210%), 4/9/2018 - 5/1/2018[2]	220,000,000	219,998,443
Federal Home Loan Bank System Floating Rate Notes, 1.496% (1-month USLIBOR -0.085%), 3/12/2018[2]	30,000,000	30,002,212
Federal Home Loan Bank System Floating Rate Notes, 1.510% - 1.514% (1-month USLIBOR -0.080%), 3/19/2018 - 3/20/2018[2]	200,000,000	200,005,998
Federal Home Loan Bank System Floating Rate Notes, 1.514% - 1.514% (1-month USLIBOR -0.065%), 3/3/2018 - 3/8/2018[2]	120,000,000	119,992,025
Federal Home Loan Bank System Floating Rate Notes, 1.520% (1-month USLIBOR -0.070%), 3/19/2018[2]	45,000,000	45,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.521% - 1.530% (1-month USLIBOR -0.060%), 3/11/2018 - 3/18/2018[2]	150,000,000	150,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.529% (1-month USLIBOR -0.050%), 3/5/2018[2]	50,000,000	50,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.530% - 1.576% (1-month USLIBOR -0.045%), 3/1/2018 - 3/25/2018[2]	242,600,000	242,596,601
Federal Home Loan Bank System Floating Rate Notes, 1.539% (1-month USLIBOR -0.055%), 3/20/2018[2]	53,000,000	53,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.546% - 1.594% (3-month USLIBOR -0.245%), 3/26/2018 - 5/8/2018[2]	115,000,000	115,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2018 (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES—(continued)
Federal Home Loan Bank System Floating Rate Notes, 1.556% (1-month USLIBOR -0.040%), 3/22/2018[2]	$50,000,000	$50,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.568% (1-month USLIBOR -0.035%), 3/23/2018[2]	19,000,000	19,003,306
Federal Home Loan Bank System Floating Rate Notes, 1.595% (3-month USLIBOR -0.150%), 4/22/2018[2]	18,000,000	18,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.626% (3-month USLIBOR -0.185%), 5/10/2018[2]	19,000,000	19,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.666% (3-month USLIBOR -0.125%), 5/8/2018[2]	40,000,000	39,999,627
Federal Home Loan Bank System, 0.625% - 1.250%, 6/8/2018 - 9/17/2018	247,665,000	247,445,082
Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.455% (1-month USLIBOR -0.120%), 3/1/2018[2]	180,000,000	180,000,000
Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.458% - 1.495% (3-month USLIBOR -0.250%), 4/10/2018 - 4/25/2018[2]	261,000,000	260,999,372
Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.543% (3-month USLIBOR +0.020%), 3/8/2018[2]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp., 0.875% - 1.060%, 4/27/2018 - 10/12/2018	225,954,000	225,630,746
Federal National Mortgage Association Discount Notes, 1.300%, 3/26/2018[1]	60,000,000	59,945,833
Federal National Mortgage Association Floating Rate Notes, 1.592% (3-month USLIBOR -0.050%), 3/21/2018[2]	100,000,000	100,001,699
Federal National Mortgage Association, 0.750% - 1.125%, 5/21/2018 - 7/27/2018	124,265,000	124,174,943

Total U.S. Government Agency Securities		9,339,063,499

U.S. TREASURY SECURITIES—3.7%
U.S. Treasury Bills, 1.560%, 4/12/2018	200,000,000	199,636,000
U.S. Treasury Bills, 1.775%, 8/16/2018	150,000,000	148,757,500
U.S. Treasury Bills, 1.830%, 8/30/2018	250,000,000	247,687,083
U.S. Treasury Notes, 0.750% - 1.500%, 8/31/2018	191,000,000	190,412,358
U.S. Treasury Notes, 1.000%, 8/15/2018	50,000,000	49,932,229

Total U.S. Treasury Securities		836,425,170

REPURCHASE AGREEMENTS—54.9%
Interest in $1,200,000,000 joint repurchase agreement 1.39%, dated 2/28/2018 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $1,200,046,333 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2048 and the market value of those underlying securities was $1,229,083,845.	450,000,000	450,000,000
Interest in $250,000,000 joint repurchase agreement 1.39%, dated 2/28/2018 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,009,653 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2048 and the market value of those underlying securities was $256,026,540.	150,000,000	150,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2018 (Continued)

	Principal Amount	Value
REPURCHASE AGREEMENTS—(continued)
Interest in $500,000,000 joint repurchase agreement 1.41%, dated 1/12/2018 under which Bank of Montreal will repurchase securities provided as collateral for $501,488,333 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $510,878,900.[3]	$100,000,000	$100,000,000
Interest in $500,000,000 joint repurchase agreement 1.34%, dated 12/14/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $501,675,000 on 3/14/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $511,651,875.[3]	100,000,000	100,000,000
Interest in $1,000,000,000 joint repurchase agreement 1.36%, dated 2/27/2018 under which Barclays Bank PLC. will repurchase securities provided as collateral for $1,000,264,444 on 3/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/15/2065 and the market value of those underlying securities was $1,020,269,796.	200,000,000	200,000,000
Interest in $6,250,000,000 joint repurchase agreement 1.37%, dated 2/28/2018 under which Barclays Bank PLC. will repurchase securities provided as collateral for $6,250,237,847 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $6,375,242,651.	155,000,000	155,000,000
Interest in $400,000,000 joint repurchase agreement 1.34%, dated 1/24/2018 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $400,536,000 on 3/1/2018. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 3/20/2046 and the market value of that underlying security was $408,546,720.[3]	100,000,000	100,000,000
Interest in $315,000,000 joint repurchase agreement 1.40%, dated 2/28/2018 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $316,478,575 on 6/28/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $321,312,517.[2]	60,000,000	60,000,000
Interest in $200,000,000 joint repurchase agreement 1.36%, dated 1/22/2018 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $200,453,333 on 3/23/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2048 and the market value of those underlying securities was $204,292,983.[3]	50,000,000	50,000,000
Interest in $6,000,000,000 joint repurchase agreement 1.38%, dated 2/28/2018 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $6,000,230,000 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2025 and the market value of those underlying securities was $6,116,138,957.	1,000,000,000	1,000,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2018 (Continued)

	Principal Amount	Value
REPURCHASE AGREEMENTS—(continued)
Interest in $215,000,000 joint repurchase agreement 1.42%, dated 2/28/2018 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $216,280,564 on 7/30/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $219,308,653.[2]	$200,000,000	$200,000,000
Interest in $2,000,000,000 joint repurchase agreement 1.38%, dated 2/28/2018 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $2,000,076,667 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2048 and the market value of those underlying securities was $2,040,079,180.	1,000,000,000	1,000,000,000
Interest in $1,000,000,000 joint repurchase agreement 1.35%, dated 2/22/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,262,500 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $1,026,789,284.	250,000,000	250,000,000
Repurchase agreement 1.39%, dated 2/28/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,028,958 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2059 and the market value of those underlying securities was $765,029,545.	750,000,000	750,000,000
Interest in $500,000,000 joint repurchase agreement 1.39%, dated 2/28/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,135,139 on 3/7/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2047 and the market value of those underlying securities was $510,019,692.	100,000,000	100,000,000
Repurchase agreement 1.40%, dated 2/28/2018 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $250,009,722 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security and U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $255,009,917.	250,000,000	250,000,000
Repurchase agreement 1.37%, dated 2/28/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,038,056 on 3/1/2018. The securities provided as collateral at the end of the period held with State Street Bank as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,020,002,654.	1,000,000,000	1,000,000,000
Interest in $250,000,000 joint repurchase agreement 1.52%, dated 2/26/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,633,333 on 4/27/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2048 and the market value of those underlying securities was $255,646,000.[2]	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2018 (Continued)

	Principal Amount	Value
REPURCHASE AGREEMENTS—(continued)
Repurchase agreement 1.60%, dated 2/15/2018 under which Lloyds Bank will repurchase securities provided as collateral for $200,524,444 on 4/20/2018. The securities provided as collateral at the end of the period held with State Street Bank as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2043 and the market value of those underlying securities was $206,613,122.	$200,000,000	$200,000,000
Interest in $550,000,000 joint repurchase agreement 1.39%, dated 2/28/2018 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,021,236 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/16/2050 and the market value of those underlying securities was $562,920,384.	150,000,000	150,000,000
Interest in $500,000,000 joint repurchase agreement 1.37%, dated 1/24/2018 under which MUFG Securities Americas Inc., will repurchase securities provided as collateral for $500,646,944 on 4/4/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2065 and the market value of those underlying securities was $513,431,621.[2]	125,000,000	125,000,000
Interest in $1,500,000,000 joint repurchase agreement 1.38%, dated 2/28/2018 under which MUFG Securities Americas Inc., will repurchase securities provided as collateral for $1,500,057,500 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2067 and the market value of those underlying securities was $1,544,392,069.	500,000,000	500,000,000
Repurchase agreement 1.36%, dated 2/23/2018 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $250,066,111 on 3/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 3/20/2047 and the market value of those underlying securities was $255,067,475.	250,000,000	250,000,000
Repurchase agreement 1.37%, dated 2/28/2018 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $2,200,083,722 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $2,244,085,483.	2,200,000,000	2,200,000,000
Repurchase agreement 1.39%, dated 2/28/2018 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $1,200,046,333 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2048 and the market value of those underlying securities was $1,224,047,284.	1,200,000,000	1,200,000,000
Repurchase agreement 1.44%, dated 1/30/2018 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $250,610,000 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 3/20/2047 and the market value of those underlying securities was $255,622,271.[3]	250,000,000	250,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2018 (Continued)

	Principal Amount	Value
REPURCHASE AGREEMENTS—(continued)
Interest in $500,000,000 joint repurchase agreement 1.35%, dated 12/13/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $501,687,500 on 3/13/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2057 and the market value of those underlying securities was $512,911,176.[3]	$100,000,000	$100,000,000
Interest in $500,000,000 joint repurchase agreement 1.36%, dated 2/22/2018 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,132,222 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $512,439,451.	100,000,000	100,000,000
Interest in $250,000,000 joint repurchase agreement 1.41%, dated 1/12/2018 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $250,881,250 on 4/12/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $256,788,908.[3]	50,000,000	50,000,000
Repurchase agreement 1.44%, dated 1/30/2018 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $250,620,000 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/16/2052 and the market value of those underlying securities was $256,193,671.[3]	250,000,000	250,000,000
Interest in $500,000,000 joint repurchase agreement 1.46%, dated 2/7/2018 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $501,236,944 on 4/9/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 8/15/2057 and the market value of those underlying securities was $511,678,450.[3]	100,000,000	100,000,000
Interest in $250,000,000 joint repurchase agreement 1.53%, dated 2/8/2018 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $250,956,250 on 5/9/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $256,054,310.[3]	50,000,000	50,000,000
Interest in $400,000,000 joint repurchase agreement 1.39%, dated 2/28/2018 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,108,111 on 3/7/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $408,015,754.	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2018 (Continued)

	Principal Amount	Value
REPURCHASE AGREEMENTS—(continued)
Interest in $3,380,000,000 joint repurchase agreement 1.39%, dated 2/28/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,380,130,506 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2057 and the market value of those underlying securities was $3,447,734,113.	$1,000,000,000	$1,000,000,000

Total Repurchase Agreements		12,640,000,000

Total Investments—99.2% (at amortized cost)[4]		22,815,488,669

Other Assets and Liabilities – Net—0.8%		194,692,968

TOTAL NET ASSETS—100%		$23,010,181,637

[1]	Discount yield(s) at time of purchase.

[2]	Floating rate notes with current rate and current maturity or next reset date shown.

[3]	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

[4]	Also represents cost for federal tax purposes.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statement of Assets and Liabilities

February 28, 2018

Assets:
Investment in repurchase agreements	$12,640,000,000
Investment in securities	10,175,488,669

Total investment in securities, at amortized cost and fair value	22,815,488,669
Cash	682,153
Income receivable	9,418,803
Receivable for shares sold	715,907,858
Prepaid expenses	821,422

Total Assets	23,542,318,905

Liabilities:
Payable for investments purchased	310,333,992
Payable for shares redeemed	206,385,896
Income distribution payable	3,522,572
Payable to Adviser	3,460,518
Payable for 12b-1 distribution service fees	4,325,648
Payable for shareholder service fees	2,595,389
Accrued expenses	1,513,253

Total Liabilities	532,137,268

Net Assets	$23,010,181,637

Net Assets Consist of:
Paid-in capital	$23,010,208,770
Accumulated net realized gain on investments	1,220
Distributions in excess of net investment income	(28,353)

Net Assets	$23,010,181,637

Net Asset Value
Investment Shares:
Net Assets	$16,473,981,721
Shares Outstanding	16,474,001,311
Net Asset Value	$1.00
Retirement Shares:
Net Assets	$6,536,199,916
Shares Outstanding	6,536,207,412
Net Asset Value	$1.00

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statement of Operations

Year Ended February 28, 2018

Investment Income:
Interest	$226,372,230

Expenses:
Investment adviser fees	42,625,989
12b-1 distribution service fees:
Investment shares	39,606,327
Retirement shares	13,676,159
Transfer agent fees:
Investment shares	10,237,331
Retirement shares	24,555,476
Shareholder service fees:
Investment shares	23,763,796
Retirement shares	8,205,696
Printing and mailing fees	2,923,272
Share registration fees	2,410,278
Accounting and administrative fees	603,226
Professional fees	479,770
Custodian fees	275,613
Trustees’ fees	252,377
Recoupment of waiver	112,809
Miscellaneous fees	228,182

Total Expenses Before Fee Waivers/Reimbursements	169,956,301

Voluntary waivers/reimbursements of other operating expenses	(20,363,929)

Net Expenses	149,592,372

Net Investment Income	76,779,858

Net Realized Gain on Investments	12,311

Net Increase in Net Assets Resulting from Operations	$76,792,169

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statements of Changes in Net Assets

	Year Ended 2/28/2018	Year Ended 2/28/2017
Operations:
Net investment income	$76,779,858	$1,651,210
Net investment gain on investments	12,311	92,195

Net Increase/(Decrease) in Net Assets Resulting from Operations	76,792,169	1,743,405

Distributions to Shareholders From:
Net investment income
Investment shares	(57,397,823)	(1,289,391)
Retirement shares	(19,413,093)	(364,816)
Net realized gain on investments
Investment shares	(33,114)	(47,055)
Retirement shares	(11,004)	(14,026)

Total Distributions	(76,855,034)	(1,715,288)

Capital Transactions
Investment shares
Proceeds from shares sold	60,393,159,745	52,816,288,666
Reinvestment of dividends	54,258,370	1,302,580
Cost of shares redeemed	(59,960,166,390)	(48,210,506,597)

Net increase/(decrease) from capital transactions	487,251,725	4,607,084,649

Retirement shares
Proceeds from shares sold	86,764,480,183	63,202,634,497
Reinvestment of dividends	17,530,471	351,706
Cost of shares redeemed	(85,677,310,174)	(60,957,206,622)

Net increase/(decrease) from capital transactions	1,104,700,480	2,245,779,581

Net Change Resulting from Total Fund Share Transactions	1,591,952,205	6,852,864,230

Net Increase/(Decrease) in Net Assets	$1,591,889,340	$6,852,892,347

Net Assets:
Beginning of period	$21,418,292,297	$14,565,399,950

End of period (including undistributed (distributions in excess of) net investment income of $(28,353) and $2,705, respectively)	$23,010,181,637	$21,418,292,297

Changes in Shares Outstanding:
Investment Shares
Shares outstanding, beginning of period	15,986,749,586	11,379,664,937
Shares sold	60,393,159,745	52,816,288,666
Shares issued to holders in reinvestment of dividends	54,258,370	1,302,580
Shares redeemed	(59,960,166,390)	(48,210,506,597)

Shares Outstanding, End of Period	16,474,001,311	15,986,749,586

Retirement Shares
Shares outstanding, beginning of period	5,431,506,932	3,185,727,351
Shares sold	86,764,480,183	63,202,634,497
Shares issued to holders in reinvestment of dividends	17,530,471	351,706
Shares redeemed	(85,677,310,174)	(60,957,206,622)

Shares Outstanding, End of Period	6,536,207,412	5,431,506,932

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Financial Highlights — Investment Shares

	Year Ended February 28 or 29
Per Share Operating Performance	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:
Net investment income	0.004	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.004	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Less Distributions From:
Net investment income	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]

Total Distributions	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.36%	0.01%	0.01%	0.01%	0.01%

Supplemental Data:
Net assets, end of period (000’s omitted)	$16,473,982	$15,986,777	$11,379,671	$11,385,586	$11,486,370

Ratios to Average Net Assets:
Expenses before waivers	0.70%	0.80%	0.81%	0.81%	0.88%
Expenses net of waivers	0.70%	0.47%	0.18%	0.09%	0.11%
Net investment income	0.36%	0.01%	0.01%	0.01%	0.01%

[1]	Represents less than $0.0005 per share.

[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Financial Highlights — Retirement Shares

	Year Ended February 28 or 29
Per Share Operating Performance	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:
Net investment income	0.003	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.003	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Less Distributions From:
Net investment income	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]

Total Distributions	(0.003)	(0.000)[1]	(0.000)[1]	0.000 [1]	(0.000)[1]

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.34%	0.01%	0.01%	0.01%	0.01%

Supplemental Data:
Net assets, end of period (000’s omitted)	$6,536,200	$5,431,516	$3,185,729	$3,088,759	$3,203,566

Ratios to Average Net Assets:
Expenses before waivers	1.08%	0.91%	0.90%	0.89%	0.88%
Expenses net of waivers	0.72%	0.47%	0.18%	0.09%	0.11%
Net investment income	0.34%	0.01%	0.01%	0.01%	0.01%

[1]	Represents less than $0.0005 per share.

[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2018

1. ORGANIZATION

The Edward Jones Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund was established under the laws of the Commonwealth of Massachusetts on January 9, 1980. Passport Research, Ltd. (“Passport” or “Adviser”), a wholly owned subsidiary of Edward D. Jones & Co., L.P. (“Edward Jones”), serves as the Fund’s investment adviser and administrator.

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

a) Use of Estimates — The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation —  All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes — It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its net investment income and capital gains to shareholders. As a result, no provision for Federal income tax is recorded in the financial statements.

The Adviser has reviewed the Fund’s tax positions for all open tax years (the prior three years of tax filings) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of February 28, 2018, the Fund had no tax examinations or audits in progress.

d) Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in the class specific expenses.

e) Indemnifications — Under the Fund’s organizational documents, the officers and Board of Trustees (“Trustees”) are entitled to certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general

Annual Shareholder Report

Notes to Financial Statements

February 28, 2018 (Continued)

indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation —  Investment transactions are recorded on trade date. Securities gains and losses, if any, are calculated on the basis of identified cost. Interest income is recognized on an accrual basis while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. In calculating the Net Asset Value (“NAV”) of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based in proportion to its average daily net assets.

3) SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements — In a repurchase agreement, the Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

The Fund may enter into repurchase agreements in which eligible securities and/or cash are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter accreting and amortizing any discount or premium from its face value at a constant rate until maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2018 (Continued)

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have established a valuation committee (“Valuation Committee”) comprised of officers and representatives of the Fund and Passport to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser or Sub-adviser (as defined below) based on recent market activity.

In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review the fair valuations made by the Valuation Committee and any changes made to the procedures. The Board retains the authority to make or ratify any valuation decisions.

b) Fair Value Hierarchy — Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2018, all investments of the Fund were valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

5. FEES AND OTHER TRANSACTIONS WITH AFFILITATES

Investment Adviser Fee — Passport, an investment adviser registered with the Securities Exchange Commission (“SEC”), serves as the investment adviser and administrator to the Fund pursuant to an Investment Management and Administrative Agreement with the Fund dated January 27, 2017 (the “Advisory Agreement”).

As the Adviser, Passport has overall supervisory responsibility for the general management and investment of the Fund’s investment portfolio, is subject to review and approval by the Trustees and sets the Fund’s overall investment strategies. The Adviser is also responsible for the oversight and evaluation of the Fund’s Sub-adviser (as defined below). For its investment advisory and administrative services, the Adviser receives an annual fee of 0.20% of the Fund’s average daily net assets.

Expense Limitation Agreement — The Adviser has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine

Annual Shareholder Report

Notes to Financial Statements

February 28, 2018 (Continued)

expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares. Any payment made by the Adviser in connection with the Expense Limitation Agreement is subject to recoupment by the Adviser in the three-year period following the payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of recoupment.

For the year ended February 28, 2018, the amounts waived by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at February 28, 2018, were as follows:

	Fees waived for the Year Ended February 28, 2018	Total Potential Recoupment Available February 28, 2018	Potential Recoupment Amounts Expiring February 28/29:
			2020	2021
Investment Share Class	$—	$—	$—	$—
Retirement Share Class	$—	$36,524	$36,524	$—

This Expense Limitation Agreement will remain in effect until June 30, 2018, and may only be changed or eliminated with the approval of the Trustees during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless the Adviser provides the Fund with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term. Additionally, on behalf of the Adviser, Edward Jones voluntarily waived $20,363,929 of transfer agent fees during the year ended February 28, 2018. Edward Jones waived these fees to ensure that the net expense ratio of each class of shares did not exceed 0.72%. These waivers are not subject to future recoupment.

Sub-advisory Fee — Pursuant to the terms of the Sub-advisory and Sub-Administrator Agreement, Federated Investment Management Company (“Sub-adviser”) provides sub-advisory services to the Fund, including buying and selling portfolio securities, and Federated Administrative Services (“Sub-Administrator”), an affiliate of the Sub-adviser, provides sub-administrative services to the Fund, subject to the supervision of the Adviser and the Trustees. For its services as Sub-adviser/Sub-Administrator, the Fund pays the Sub-adviser/Sub-Administrator an annual fee, payable monthly, based on the average daily net assets of the Fund. The amounts paid to the Sub-adviser/Sub-Administrator are included in the investment adviser fees in the Statement of Operations.

12b-1 Distribution Service Fees — The Trustees have adopted, and the Fund’s shareholders have approved, a Rule 12b-1 Plan, pursuant to which distribution and/or service fees of 0.25% of the average daily net assets of the Investment Shares and Retirement Shares of the Fund are paid to Edward Jones for the sale and distribution of Fund shares, and for services provided to Investment Shares and Retirement Shares shareholders.

Shareholder Service Fees — The Trustees have adopted a shareholder services plan, pursuant to which Investment Shares and Retirement Shares may pay shareholder service fees of 0.15% of their average daily net assets to Edward Jones for providing services to shareholders and maintaining shareholder accounts.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2018 (Continued)

Transfer Agent — Edward Jones serves as transfer agent for the Fund. The transfer agent fee paid to Edward Jones is based on the size, type and number of accounts in the Fund.

6. FEDERAL INCOME TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended February 28, 2018 and February 28, 2017 were as follows:

	2018	2017
Ordinary income[1]	$76,854,673	$1,715,288
Long-term capital gains	$361	—

[1]	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of February 28, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,495,439

7. RISKS

Investment Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Government Securities Risk — Although government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Counterparty Risk — When the Fund enters into an agreement, the Fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that, when the Fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.

Interest Rate Risk — Prices of fixed-income securities generally fall when interest rates rise. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE EDWARD JONES MONEY MARKET FUND

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Edward Jones Money Market Fund (the “Fund”) as of February 28, 2018, the related statement of operations for the year ended February 28, 2018, the statements of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the two years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2018 and the financial highlights for each of the two years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America. The financial statements for each of the periods ended on or prior to February 29, 2016 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated April 25, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Chicago, Illinois

April 25, 2018

We have served as the auditor of the Edward Jones Money Market Fund since 2017.

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited)

The Board of Trustees is responsible for managing the Fund’s business affairs and for exercising all the Fund’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 12555 Manchester Road, St. Louis, MO 63131. No Trustee oversees, nor receives compensation from, any other fund within the Fund Complex. The Fund Complex includes the Fund and the nine series of the Bridge Builder Trust, which are advised by Olive Street Investment Advisers, LLC, an affiliate of the Adviser. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-441-2357.

INDEPENDENT TRUSTEES OF THE FUND[1]
Name	Role	Term	Principal Occupation	Other Directorships Held During Past Five Years
Timothy Jacoby (Born: 1952)	Trustee	Indefinite Term; Began serving: January 2017	Retired; Partner at Deloitte & Touche Investment Management (2000 - 2014)	Independent Director, Exchange Traded Concepts Trust (2014 - present), Exchange Listed Funds Trust, Source ETF Trust (2014 - 2015)
Maureen Leary-Jago (Born: 1957)	Trustee	Indefinite Term; Began serving: January 2017	Retired; Senior Global Advisor at MFS (2004 - 2016)	None
David Sylvester (Born: 1950)	Trustee	Indefinite Term; Began serving: January 2017	Retired; Portfolio Manager at Wells Fargo & Co. (1979 - 2015)	Trustee, Minnehaha Academy

INTERESTED TRUSTEE OF THE FUND[2]
Name	Role	Term	Principal Occupation	Other Directorships Held During Past Five Years
David Levenson (Born: 1966)	Chairman and Trustee	Indefinite Term, Began serving: January 2017	Principal, Products and Services at Edward Jones (2012 - Present)	Trustee, Crohn’s and Colitis Foundation of America, and Chairman of the Board of the Secure Retirement Institute

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

OFFICERS OF THE FUND
Name	Role	Term	Principal Occupation
Ryan T. Robson (Born: 1978)	President	Officer since: 2017	Principal, Investment Advisory at Edward Jones (since 2013); Director, PricewaterhouseCoopers LLP (2010 - 2013)
Aaron J. Masek (Born: 1974)	Treasurer	Officer since: 2017	Director, Mutual Fund Oversight at Edward Jones (since 2015); Vice President and Treasurer at AQR Funds (2010 - 2015)
Julius A. Drelick, III (Born: 1966)	Vice President	Officer since: 2017	Director of Fund Administration and Strategic Products at Edward Jones (since 2016); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2014 - 2016); Senior Vice President of Mutual Fund Compliance at Voya Investment Management, LLC (2013); Vice President, Head of Mutual Fund Product Development and Strategic Planning at Voya Investment Management, LLC (2007-2013)
Alan J. Herzog (Born: 1973)	Chief Compliance Officer	Officer since: 2017	Principal and Director of Investment Advisory and Mutual Fund Compliance at Edward Jones and Chief Compliance Officer of the Bridge Builder Trust (since 2013); Senior Compliance Counsel at Wells Fargo Advisors, LLC (2008 - 2013)
Helge K. Lee (Born: 1946)	Secretary	Officer since: 2017	Associate General Counsel and Leader of the Fiduciary Team in the Legal Division at Edward Jones (since 2014); Special Counsel, Godfrey & Kahn (2005 - 2014)
Rebecca A. Paulzine (Born: 1979)	Assistant Secretary	Officer since: 2017	Associate General Counsel at Edward Jones (since 2015); Compliance Counsel at Edward Jones (2014-2015); Senior Counsel at Thrivent Financial for Lutherans (2010 - 2014)

[1]	The Trustees of the Fund who are not “interested persons” of the Fund as defined by the 1940 Act (“Independent Trustees”).

[2]	Mr. Levenson is an “interested person” of the Fund as defined by the 1940 Act by virtue of the fact that he is an affiliated person of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

Annual Shareholder Report

Additional Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-800-441-2357. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending February 28 is available without charge, upon request, by calling 1-800-441-2357. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Fund’s Form N-Q filings is also available, without charge, by calling, 1-800-441-2357.

Household Delivery of Shareholder Documents

To reduce expenses the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-441-2357. You will begin receiving individual copies thirty days after your request is received.

Annual Shareholder Report

Privacy Policy (Unaudited)

FACTS	What Does the Edward Jones Money Market Fund (“EJMMF”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	* Social Security number * Account balances * Transaction history	* Investment experience * Risk tolerance
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons EJMMF chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES EJMMF SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes—information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

QUESTIONS?	Call 1-800-441-2357 or go to www.edwardjones.com/moneymarket

WHO WE ARE
Who is providing this notice?	The Edward Jones Money Market Fund (“EJMMF”)

Annual Shareholder Report

Privacy Policy (Unaudited) (Continued)	02/2018

WHAT WE DO
How does the EJMMF protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the EJMMF collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes—information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Passport Research, Ltd. (“Passport”) our investment adviser, may be deemed to be affiliated with us. Passport is an indirect subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. EJMMF does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. EJMMF does not currently engage in joint marketing efforts.

Annual Shareholder Report

Investment Adviser

Passport Research, Ltd.

12555 Manchester Road

St. Louis, MO 63131

Sub-adviser

Federated Investment Management Company

c/o Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222

Administrator

State Street Bank & Trust Co.

800 Pennsylvania Avenue

Tower 1

Kansas City, MO 64105

Transfer Agent & Distributor

Edward D. Jones & Co., L.P.

12555 Manchester Road

St. Louis, MO 63131

Custodian & Fund Accountant

State Street Bank & Trust Co.

Channel Center

1 Iron Street

Boston, MA 02210

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus. Investors should carefully consider the investment objectives, risks, and charges and expenses of the Fund prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

Edward Jones

12555 Manchester Road

Saint Louis, Missouri 63131

1-800-441-2357

www.edwardjones.com

Investment Company Act File No. 811-2993

CUSIP 48019P102

CUSIP 48019P201

[Insert Annual Report]

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s President and Treasurer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-441-2357, and ask for a copy of the Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that Timothy Jacoby, a member of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 – $56,650

Fiscal year ended 2017 – $65,000

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 – $0

Fiscal year ended 2017 – $0

Fiscal year ended 2018 – n/a

Fiscal year ended 2017 - n/a

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 – $6,180

Fiscal year ended 2017 – $6,000

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 – $0

Fiscal year ended 2017 – $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

The Audit Committee has delegated pre-approval authority to its Chair for engagements of less than $15,000. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chair is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2018 – $153,300

Fiscal year ended 2017 – $0

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Non-audit fees for fiscal year ended 2017 – $1,084,050

Tax fees fiscal year ended 2017 – $369,883

Other fees for fiscal year ended 2017 – $5,940

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics – Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Edward Jones Money Market Fund

By	/s/ Aaron J. Masek
Aaron J. Masek, Treasurer

Date	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Ryan T. Robson
Ryan T. Robson, President

Date	April 20, 2018

By	/s/ Aaron J. Masek
Aaron J. Masek, Treasurer

Date	April 20, 2018